Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Total operating lease, right of use asset	$ 2,169,158	$ 0		$ 2,440,288
Current portion of operating lease obligations	477,147	0		442,957
Non-current portion of operating lease obligations	1,491,507	0		1,997,331
Total operating lease obligations	1,968,654			2,440,288
Total foreign exchange gain on operating leases	(200,504)	0	$ 0
Operating Lease [Member]
Total operating lease, right of use asset	2,169,158			$ 2,440,288
Total foreign exchange gain on operating leases	$ (200,504)	$ 0